Share-based compensation - Option activities (Details) ¥ in Thousands	1 Months Ended			4 Months Ended	12 Months Ended
	Apr. 30, 2024 shares	Jan. 31, 2024 $ / shares shares	Aug. 31, 2021 shares	Jul. 31, 2023 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2024 CNY (¥) shares
Weighted Average Grant Date Fair Value per Share
Weighted Average Remaining Contractual Life					8 years 9 months 29 days	7 years 10 months 28 days	8 years 7 months 20 days
Weighted average remaining contractual life vested and expected to vest					8 years 9 months 29 days
Weighted average remaining contractual life, Exercisable					6 years 8 months 26 days
Aggregate Intrinsic Value | ¥						¥ 7,909	¥ 16,667		¥ 56,897
Aggregate intrinsic value vested and expected to vest | ¥									56,897
Aggregate intrinsic value, Exercisable | ¥									¥ 6,834
Employee Stock Option
Share Option
Beginning balance of share options | shares		4,643,277			4,643,277	4,272,912
Granted | shares	18,886,814	18,886,814	5,055,208	832,236	18,886,814	809,416	0	5,009,222
Exercised | shares					(396,046)	(76,454)
Cancelled | shares					(3,054)	(7,585)
Forfeited | shares					(516,420)	(355,012)
Ending balance of share options | shares					22,614,571	4,643,277	4,272,912
Vested and expected to vest, share options | shares									22,614,571
Exercisable | shares									2,716,089
Weighted Average Grant Date Fair Value per Share
Beginning balance of outstanding | $ / shares		$ 1.2911			$ 1.2911	¥ 1.435
Granted | $ / shares					0.3052	0.5247
Exercised | $ / shares					1.3567	1.435
Cancelled | $ / shares					1.435	1.435
Forfeited | $ / shares					0.0085	1.241
Ending balance of outstanding | $ / shares					0.4839	¥ 1.2911	¥ 1.435
Vested and expected to vest, weighted average grant date fair value | $ / shares					0.4839
Exercisable, weighted average grant date fair value | $ / shares					$ 1.3827